Schedule of Operating Lease Liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Operating lease liabilities - current - related party			$ 711,389
Operating lease liabilities - non current - related party
Total			$ 711,389